Interest-Bearing Deposits - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deposits [Line Items]
Total deposits	$ 1,204,923	$ 1,121,103
Total of CDs and IRAs	9,141
Principal officers, directors, and their affiliates [Member]
Deposits [Line Items]
Total deposits	$ 9,633	$ 9,209